Taxes Payable (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended March 31
	2025	2024
Current	$(53,048)	$—
Deferred	—	27,273
Income tax expense – Continuing operations	$(53,048)	$27,273

Schedule of reconciliation between statutory income tax and effective tax

	For the years ended March 31,
	2025	2024	2023
Income before income taxes	$(2,925,989)	$(5,212,305)	$(2,468,891)
Tax rate	25%	25%	25%
Provision for income taxes at statutory tax rate	$(731,497)	$(1,303,076)	$(617,223)
Effect of tax-exempt entity	294,740	23,825	557,311
Effect of pervious year over-paid tax expenses	—	—	—
Effect of non-tax deductible expenses and loss	166	25	9
Effect of deductible prior year loss	—	—	(11,010)
Effect of tax loss not recognized	37,488	187,292	117,671
Effect of pervious year over-accrued tax expenses	—	—	—
Effect of investment income(loss)not recognized	(2,768)	271	3,725
Effect of impairment not recognized	454,919	1,064,390	76,649
Income tax expense	$53,048	$(27,273)	$127,132

Deferred tax assets	$1,580,716	$1,195,951	$194,711
Valuation allowance	(1,580,716)	(1,195,951)	(194,711)
Deferred tax assets, net	—	—	—
Deferred tax liability	—	—	28,241
	$—	$—	$28,241

Schedule of taxes payable

Taxes payable consisted of the followings:

	As of March 31,
	2025	2024
Income tax payable	$216,539	$189,588
VAT payable	2,591	3,889
Other tax payables	2,263	—
Total – Continuing operations	$221,393	$193,477

Tax payable – Discontinued operations	—	1,082